Fair Value Measurements - Schedeule of Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments	$ 33,739,804	$ 29,726,847
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	555,037	528,555
Oracle Corporation and other common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments	4,346,163	3,852,571
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	4,517,225	4,126,907
Certificates of deposit and other
EBP, Investment, Fair Value and NAV [Line Items]
Investments	151,487	151,884
Investments measured at fair value excluding common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	9,569,912	8,659,917
Common/collective trust funds measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments	24,169,892	21,066,930
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	555,037	528,555
Level 1 | Oracle Corporation and other common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments	4,346,163	3,852,571
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	4,517,225	4,126,907
Level 1 | Certificates of deposit and other
EBP, Investment, Fair Value and NAV [Line Items]
Investments	63,122	138,098
Level 1 | Investments measured at fair value excluding common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	9,481,547	8,646,131
Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Level 2 | Oracle Corporation and other common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Level 2 | Certificates of deposit and other
EBP, Investment, Fair Value and NAV [Line Items]
Investments	88,365	13,786
Level 2 | Investments measured at fair value excluding common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	$ 88,365	$ 13,786